Goodwill (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Nine Months Ended	Year Ended
	September 30, 2023	December 31, 2022
	(in thousands)
Opening balance	$8,971,670	$9,037,931
Current period acquisition	13,379	—
Prior period acquisition	—	(35,692)
Foreign exchange movement	(2,153)	(30,569)

Closing balance	$8,982,896	$8,971,670